Financial Risk Management - Market Price Fluctuations - Equity and Equity Related Holdings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Notional amount	$ 7,261.0	$ 6,506.4
Total carrying value	1,148.2
Market value	288.0	307.4
Net gains (losses) on investments	1,716.2	252.9
Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount	406.3	390.3
Market value	11.1	4.8
Net gains (losses) on investments		(19.5)
Equity warrant forward contracts
Disclosure of financial assets [line items]
Notional amount	0.0	316.6
Market value	0.0	38.4
Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	369.8	414.4
Market value	0.0	22.3
Net gains (losses) on investments	(30.3)	(11.4)
Equity price risk
Disclosure of financial assets [line items]
Net equity exposures and financial effects, exposure/notional amount	12,023.7	10,656.2
Net equity exposures and financial effects, pre-tax earnings (loss)	1,222.2	393.7
Equity price risk | Investments in associates and subsidiary
Disclosure of financial assets [line items]
Notional amount	5,330.0	4,522.4
Total carrying value	4,327.9	4,309.0
Net gains (losses) on investments	0.7	138.9
Equity price risk | Deconsolidation of non-insurance companies
Disclosure of financial assets [line items]
Notional amount	0.0	0.0
Total carrying value	0.0	0.0
Net gains (losses) on investments	171.3	889.9
Equity price risk | Common stocks
Disclosure of financial assets [line items]
Notional amount	5,768.6	5,148.2
Common equity instrument, carrying value	5,768.6	5,148.2
Net gains (losses) on investments	915.9	(386.2)
Equity price risk | Preferred stocks – convertible
Disclosure of financial assets [line items]
Notional amount	20.7	17.7
Preferred equity instrument, carrying value	20.7	17.7
Net gains (losses) on investments	0.9	2.9
Equity price risk | Bonds – convertible
Disclosure of financial assets [line items]
Notional amount	667.6	595.6
Market value	667.6	595.6
Net gains (losses) on investments	1.4	(171.3)
Equity price risk | Equity hedges and long equity exposures
Disclosure of financial assets [line items]
Notional amount	12,393.5	11,070.6
Total equity and equity related holdings	10,993.2	10,141.8
Net gains (losses) on investments	1,280.0	431.9
Equity price risk | Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount	406.3	390.3
Market value	8.1	(46.9)
Net gains (losses) on investments	20.5	(86.3)
Equity price risk | Equity warrant forward contracts
Disclosure of financial assets [line items]
Notional amount	0.0	316.6
Market value	0.0	38.4
Net gains (losses) on investments	45.4	113.9
Equity price risk | Equity warrants and call options
Disclosure of financial assets [line items]
Notional amount	200.3	79.8
Market value	200.3	79.8
Net gains (losses) on investments	123.9	(69.9)
Equity price risk | Equity hedges and short equity exposures
Disclosure of financial assets [line items]
Notional amount	(369.8)	(414.4)
Total equity and equity related holdings	(84.6)	8.9
Net gains (losses) on investments	(57.8)	(38.2)
Equity price risk | Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	(369.8)	(414.4)
Market value	(84.6)	8.9
Net gains (losses) on investments	(45.0)	(33.9)
Equity price risk | Equity index total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	0.0	0.0
Market value	0.0	0.0
Net gains (losses) on investments	0.0	(4.3)
Equity price risk | Other
Disclosure of financial assets [line items]
Notional amount	0.0	0.0
Market value	0.0	0.0
Net gains (losses) on investments	$ (12.8)	$ 0.0